Financial Instruments - Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Marketable Securities	$ 120,244	$ 60,850
Book Value
ASSETS
Cash and cash equivalents	1,037,292	453,384
Marketable Securities	120,244	60,850
Fair Value
ASSETS
Cash and cash equivalents	1,037,292	453,384
Marketable Securities	120,244	60,850
Secured long-term debt, including current portion | Book Value
LIABILITIES
Long-term debt	415,016	481,780
Secured long-term debt, including current portion | Fair Value
LIABILITIES
Long-term debt	415,016	481,780
Unsecured long-term debt | Book Value
LIABILITIES
Long-term debt	762,766	262,766
Unsecured long-term debt | Fair Value
LIABILITIES
Long-term debt	$ 782,269	$ 259,834